Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of notes payable
$
Short-term notes	193,996
Notes payable	1,714,416
Balance as at December 31, 2019	1,908,412